PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2022
PROPERTY AND EQUIPMENT, NET
Schedule of Property and equipment

	December 31,
	2022	2021
Equipment	9,553	8,894
Furniture, fixture, and fittings and other	3,108	2,678
Total gross value	12,661	11,572
Less: accumulated depreciation and amortization	(8,916)	(8,594)
Total	3,745	2,978

Schedule of Finance lease right-of-use assets

	December 31,
	2022	2021
Facilities	269	290
Equipment	220	220
Vehicles and IT equipment	780	1,497
Total gross value	1,269	2,007
Less: accumulated depreciation and amortization	813	1,368
Total	455	639